Investment in ATC (Details-2) (ATC [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
ATC [Member]
Equity Method Investment Summarized Financial Information Gross Profit Loss [Line Items]
Operating revenues	$ 152,128	$ 152,171	$ 303,865	$ 299,833
Operating expenses	(69,875)	(71,760)	(139,645)	(141,326)
Other expense, net	116	(327)	(332)	(827)
Interest expense, net	(21,052)	(20,776)	(42,096)	(40,277)
Earnings before members' income taxes	$ 61,317	$ 59,308	$ 121,792	$ 117,403